Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES GLOBAL BOND FUND
(the “Fund”)
Supplement dated February 24, 2022 to the Loomis Sayles Global Bond Fund’s Prospectus and Summary Prospectus, each dated February 1, 2022, as may be revised or supplemented from time to time.
Effective immediately, the sub‑section “Principal Investment Strategies” within the “Fund Summary” and the “More Information About Investment Strategies” section of the Fund’s prospectus are hereby amended to include the following with regard to the Fund:
In assessing both risks and opportunities related to the Fund’s investments, Loomis Sayles seeks to take into account the factors that may influence an investment’s performance over time. This includes material environmental, social, and governance (“ESG”) risks and opportunities (those which could cause a material impact on the value of an investment).
In integrating risks and opportunities into its investment process, Loomis Sayles takes into account ESG factors that it deems may be material to an investment, such as carbon intensity, renewable energy usage from low carbon sources, workplace diversity, and board composition, at all stages of the investment management process, including strategy development, investment analysis and due diligence, and portfolio construction (including at the point where the investment team considers investment opportunities), and as part of its ongoing monitoring and risk analysis.
To the extent that Loomis Sayles concludes that there is an ESG risk associated with an investment, Loomis Sayles assesses the probability and potential impact of that ESG risk against the potential pecuniary advantage to the Fund of making the investment. If Loomis Sayles believes the potential pecuniary advantage outweighs the actual or potential impact of the ESG risk, then Loomis Sayles may still make the investment.
Effective immediately, the following paragraph is added to the “Principal Investment Risks” sub‑section within the “Fund Summary” and the “More About Risk” section of the Fund’s prospectus:
ESG Risk is the risk related to ESG factors that may impact the performance of securities in which the Fund invests. Such ESG factors include, for example, climate change; resource depletion; renewal energy usage; governance, diversity and labor practices; workplace health and safety; supply chain standards; and product health and safety. The companies or issuers in which the Fund invests may not have favorable ESG characteristics.

Loomis Sayles Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES GLOBAL BOND FUND
(the “Fund”)
Supplement dated February 24, 2022 to the Loomis Sayles Global Bond Fund’s Prospectus and Summary Prospectus, each dated February 1, 2022, as may be revised or supplemented from time to time.
Effective immediately, the sub‑section “Principal Investment Strategies” within the “Fund Summary” and the “More Information About Investment Strategies” section of the Fund’s prospectus are hereby amended to include the following with regard to the Fund:
In assessing both risks and opportunities related to the Fund’s investments, Loomis Sayles seeks to take into account the factors that may influence an investment’s performance over time. This includes material environmental, social, and governance (“ESG”) risks and opportunities (those which could cause a material impact on the value of an investment).
In integrating risks and opportunities into its investment process, Loomis Sayles takes into account ESG factors that it deems may be material to an investment, such as carbon intensity, renewable energy usage from low carbon sources, workplace diversity, and board composition, at all stages of the investment management process, including strategy development, investment analysis and due diligence, and portfolio construction (including at the point where the investment team considers investment opportunities), and as part of its ongoing monitoring and risk analysis.
To the extent that Loomis Sayles concludes that there is an ESG risk associated with an investment, Loomis Sayles assesses the probability and potential impact of that ESG risk against the potential pecuniary advantage to the Fund of making the investment. If Loomis Sayles believes the potential pecuniary advantage outweighs the actual or potential impact of the ESG risk, then Loomis Sayles may still make the investment.
Effective immediately, the following paragraph is added to the “Principal Investment Risks” sub‑section within the “Fund Summary” and the “More About Risk” section of the Fund’s prospectus:
ESG Risk is the risk related to ESG factors that may impact the performance of securities in which the Fund invests. Such ESG factors include, for example, climate change; resource depletion; renewal energy usage; governance, diversity and labor practices; workplace health and safety; supply chain standards; and product health and safety. The companies or issuers in which the Fund invests may not have favorable ESG characteristics.